19. Amount Due to an Affiliate (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amount due to an affiliate, current	$ 9,128	$ 8,819
Sinsin [Member]
Amount due to an affiliate, current	$ 8,819	$ 8,819